SHARE WARRANT OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Billions			9 Months Ended	12 Months Ended
	May 06, 2021 d $ / shares shares	Jul. 01, 2020 $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 shares
Asset Acquisition [Line Items]
Weighted average share price, warrant (in dollar per share) | $ / shares		$ 5.66
Exercisable shares			0	1,505,000
Number of securities called by each warrants (in shares)	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Warrants outstanding (in shares)			27,111,323	27,111,623
Warrant, Publically Traded
Asset Acquisition [Line Items]
Number of securities called by each warrants (in shares)	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Warrants outstanding (in shares)			15,972,364	15,972,664
Period after completion of business combination before warrants are exercisable | d	30
Warrants expiration period	5 years
Warrants, Company option, exercise price (in dollars per share) | $ / shares	$ 0.01
Warrants, Company option, minimum share price (in dollars per share) | $ / shares	$ 18
Number of trading day period | d	20
Total trading day period | d	30
Warrant, Privately Traded
Asset Acquisition [Line Items]
Weighted average remaining contractual life of outstanding share options	30 days
Number of securities called by each warrants (in shares)	1
Warrants outstanding (in shares)			11,138,959	11,138,959
Warrants expiration period	5 years
Weighted average share price (in dollars per share) | $ / shares	$ 11.5
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrants outstanding (in shares)	27,111,741
Minimum
Asset Acquisition [Line Items]
Spending of warrant | $			$ 1.1
The Warrant
Asset Acquisition [Line Items]
Exercisable shares			5,302,511	5,302,511
Weighted average remaining contractual life of outstanding share options			8 years
The Warrant | Maximum
Asset Acquisition [Line Items]
Number of shares outstanding		35,350,003
Northern Genesis Acquisition Corp. | Share warrant obligations
Asset Acquisition [Line Items]
Shares issued (in shares)	27,111,741
Northern Genesis Acquisition Corp. | Warrant, Publically Traded
Asset Acquisition [Line Items]
Shares issued (in shares)	15,972,672
Northern Genesis Acquisition Corp. | Warrant, Privately Traded
Asset Acquisition [Line Items]
Shares issued (in shares)	11,139,069